Leases - Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 458,634
2023	266,380
2024	273,919
2025	281,458
Total undiscounted lease payments	1,280,391
Less: imputed interest	(106,839)
Total lease liabilities	$ 1,173,552	$ 2,350,442